Executive Employment Agreement (Details Narrative) - Michael Lavigne [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period Shares Restricted Stock Award Gross	435,000	255,000
Employee Benefit and Share-based Payment Arrangement Noncash	$ 35,888	$ 162,465